UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08548

Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Large-Cap Value Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 6.0%
General Dynamics Corp.	2,200,000	$161,964,000
Lockheed Martin Corp.	2,000,000	219,340,000
United Technologies Corp.	4,200,000	252,252,000
		$633,556,000
Auto Components — 1.2%
Johnson Controls, Inc.	4,000,000	$121,320,000
		$121,320,000
Biotechnology — 1.6%
Amgen, Inc. (1)	2,800,000	$165,956,000
		$165,956,000
Capital Markets — 3.3%
Franklin Resources, Inc.	1,800,000	$158,634,000
Morgan Stanley	3,250,000	74,750,000
State Street Corp.	2,000,000	113,760,000
		$347,144,000
Commercial Banks — 5.9%
PNC Financial Services Group, Inc.	1,500,000	$112,050,000
U.S. Bancorp	6,800,000	244,936,000
Wells Fargo & Co. (2)	7,000,000	262,710,000
		$619,696,000
Computers & Peripherals — 4.8%
Hewlett-Packard Co.	5,750,000	$265,880,000
International Business Machines Corp.	2,000,000	233,920,000
		$499,800,000
Diversified Financial Services — 5.3%
Bank of America Corp.	6,750,000	$236,250,000
JPMorgan Chase & Co.	6,750,000	315,225,000
		$551,475,000
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	9,250,000	$258,260,000
Verizon Communications, Inc.	6,800,000	218,212,000
		$476,472,000
Electric Utilities — 3.5%
Edison International	4,000,000	$159,600,000
FirstEnergy Corp.	3,175,000	212,693,250
		$372,293,250
Energy Equipment & Services — 4.0%
Diamond Offshore Drilling, Inc.	850,000	$87,601,000
Halliburton Co.	2,700,000	87,453,000
National-Oilwell Varco, Inc. (1)	2,000,000	100,460,000
Transocean, Inc. (1)	1,350,000	148,284,000
		$423,798,000
Food & Staples Retailing — 4.8%
CVS Caremark Corp.	4,750,000	$159,885,000
Kroger Co. (The)	7,000,000	192,360,000
Safeway, Inc.	2,250,000	53,370,000
Wal-Mart Stores, Inc.	1,650,000	98,818,500
		$504,433,500
Food Products — 2.5%
Nestle SA	6,150,000	$266,487,149
		$266,487,149
Health Care Providers & Services — 0.9%
Aetna, Inc.	2,750,000	$99,302,500
		$99,302,500

Household Durables — 0.6%
Whirlpool Corp. (2)	800,000	$63,432,000
		$63,432,000
Household Products — 1.5%
Kimberly-Clark Corp.	2,400,000	$155,616,000
		$155,616,000
Industrial Conglomerates — 0.8%
General Electric Co.	3,250,000	$82,875,000
		$82,875,000
Insurance — 9.9%
ACE, Ltd.	1,250,000	$67,662,500
AFLAC, Inc.	2,400,000	141,000,000
Chubb Corp.	4,000,000	219,600,000
Lincoln National Corp.	2,650,000	113,446,500
MetLife, Inc.	4,000,000	224,000,000
Travelers Companies, Inc. (The)	6,000,000	271,200,000
		$1,036,909,000
Machinery — 2.0%
Caterpillar, Inc.	2,000,000	$119,200,000
Deere & Co.	1,800,000	89,100,000
		$208,300,000
Media — 3.5%
Comcast Corp., Class A	6,883,202	$135,117,255
Time Warner, Inc.	9,000,000	117,990,000
Walt Disney Co.	3,750,000	115,087,500
		$368,194,755
Metals & Mining — 2.2%
BHP Billiton, Ltd. ADR (2)	2,900,000	$150,771,000
Freeport-McMoRan Copper & Gold, Inc., Class B	1,500,000	85,275,000
		$236,046,000
Multi-Utilities — 1.9%
Public Service Enterprise Group, Inc.	5,950,000	$195,100,500
		$195,100,500
Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	2,050,000	$99,445,500
Apache Corp.	1,250,000	130,350,000
ConocoPhillips	2,650,000	194,112,500
Exxon Mobil Corp.	2,450,000	190,267,000
Hess Corp.	1,525,000	125,172,000
Occidental Petroleum Corp.	3,350,000	236,007,500
Williams Cos., Inc.	4,250,000	100,512,500
XTO Energy, Inc.	2,000,000	93,040,000
		$1,168,907,000
Pharmaceuticals — 5.4%
Abbott Laboratories	1,150,000	$66,217,000
Johnson & Johnson	3,500,000	242,480,000
Merck & Co., Inc.	3,550,000	112,038,000
Schering-Plough Corp.	7,750,000	143,142,500
		$563,877,500
Real Estate Investment Trusts (REITs) — 3.2%
AvalonBay Communities, Inc.	1,150,000	$113,183,000
Boston Properties, Inc.	1,050,000	98,343,000
Simon Property Group, Inc.	1,250,000	121,250,000
		$332,776,000
Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.	1,800,000	$166,374,000
		$166,374,000
Specialty Retail — 2.6%
Best Buy Co., Inc.	3,250,000	$121,875,000
Staples, Inc.	4,500,000	101,250,000
TJX Companies, Inc. (The) (2)	1,750,000	53,410,000
		$276,535,000

Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	700,000	$46,830,000
		$46,830,000
Tobacco — 1.1%
Philip Morris International, Inc.	2,400,000	$115,440,000
		$115,440,000
Total Common Stocks (identified cost $9,992,074,420)		$10,098,946,154

Short-Term Investments — 5.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (3) (4)	$189,894	$189,894,097
Cash Management Portfolio, 2.18% (3)	407,436	407,436,384
Total Short-Term Investments (identified cost $598,727,823)		$597,330,481
Total Investments — 101.8% (identified cost $10,590,802,243)		$10,696,276,635
Other Assets, Less Liabilities — (1.8)%		$(187,834,926)
Net Assets — 100.0%		$10,508,441,709

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at September 30, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 were $9,985,552 and $6,620,950, respectively.

(4)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan as of September 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of September 30, 2008, the Portfolio loaned securities having a market value of $185,880,455 and received $193,234,978 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,595,140,534
Gross unrealized appreciation	$687,259,644
Gross unrealized depreciation	(586,123,543)
Net unrealized appreciation	$101,136,101

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$10,429,789,486
Level 2	Other Significant Observable Inputs	266,487,149
Level 3	Significant Unobservable Inputs	—
Total		$10,696,276,635

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008